Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table and graphs provide information required under the SEC's "pay versus performance" rules over the last three years as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The graphs below show the relationship of "compensation actually paid" to our principal executive officer ("PEO") and other NEOs in 2020, 2021, 2022, 2023 and 2024.

	Summary compensation table total for PEO (1)		Compensation actually paid to PEO (2)		Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (2)	Value of initial fixed $100 investment based on:		Net (loss) income(3)	Adjusted EBITDA (3)(4)
Year	David R. Bailey	Mark C. Throdahl	David R. Bailey	Mark C. Throdahl			Total shareholder return	Peer group total shareholder return
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$3,656,888	$—	$2,471,403	$—	$1,880,412	$1,255,818	$56	$79	$(37,822)	$8,519
2023	$2,721,840	$—	$2,208,646	$—	$1,522,958	$1,222,994	$79	$76	$(20,974)	$5,040
2022	$1,278,432	$—	$826,322	$—	$1,086,204	$631,836	$96	$78	$1,258	$227
2021	$906,047	$718,032	$1,462,716	$1,377,902	$784,910	$1,320,670	$145	$105	$(16,260)	$(182)
2020	$—	$2,333,173	$—	$2,143,205	$928,296	$784,577	$100	$100	$(32,944)	$(5,871)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) Amounts in column (b) reflect the "Summary Compensation Table" total for our PEO. Mr. Bailey was PEO for every year reported in the table. The amounts reported in column (d) reflect the average "Summary Compensation Table" totals for our remaining NEOs for the relevant fiscal year, which includes the following individuals: Fred L. Hite, Gregory A. Odle, Daniel J. Gerritzen, and Joseph W. Hauser for each such year.
Adjustment To PEO Compensation, Footnote
(2) "Compensation actually paid" reflects the amounts set forth within the "Summary compensation table total for PEO" and "Average summary compensation table total for non-PEO NEOs" columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the tables below.

	2020	2021		2022	2023	2024
	(Mr. Throdahl)	(Mr. Throdahl)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)
Summary Compensation Table Total Compensation	$2,333,173	$718,032	$906,047	$1,278,432	$2,721,840	$3,656,888
Less: Stock award values reported for the covered year	1,795,397	267,861	361,360	689,961	1,843,952	2,693,771
Plus: Fair Value for stock awards granted in the covered year	1,652,021	315,881	426,143	599,565	1,444,874	2,095,356
Change in fair value of outstanding unvested stock awards from prior years	18,808	452,130	345,476	(325,462)	(160,356)	(555,462)
Change in fair value of stock awards from prior years that vested in the covered year	(65,400)	159,720	146,410	(36,252)	46,240	(31,608)
Compensation Actually Paid	$2,143,205	$1,377,902	$1,462,716	$826,322	$2,208,646	$2,471,403

	2020	2021	2022	2023	2024
	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)
Summary Compensation Table Total Compensation	$928,296	$784,910	$1,086,204	$1,522,958	$1,880,412
Less: Stock award values reported for the covered year	479,510	313,624	585,216	921,607	1,227,432
Plus: Fair Value for stock awards granted in the covered year	442,943	367,540	508,544	722,145	954,761
Change in fair value of outstanding unvested stock awards from prior years	(107,151)	356,996	(322,684)	(136,740)	(326,662)
Change in fair value of stock awards from prior years that vested in the covered year	—	124,848	(55,012)	36,238	(25,261)
Compensation Actually Paid	$784,577	$1,320,670	$631,836	$1,222,994	$1,255,818

Non-PEO NEO Average Total Compensation Amount	$ 1,880,412	$ 1,522,958	$ 1,086,204	$ 784,910	$ 928,296
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,255,818	1,222,994	631,836	1,320,670	784,577
Adjustment to Non-PEO NEO Compensation Footnote
(2) "Compensation actually paid" reflects the amounts set forth within the "Summary compensation table total for PEO" and "Average summary compensation table total for non-PEO NEOs" columns of the table above, each adjusted in accordance with SEC rules. Amounts added and deducted, on an item-by-item basis, to calculate the compensation actually paid for each fiscal year are included in the tables below.

	2020	2021		2022	2023	2024
	(Mr. Throdahl)	(Mr. Throdahl)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)	(Mr. Bailey)
Summary Compensation Table Total Compensation	$2,333,173	$718,032	$906,047	$1,278,432	$2,721,840	$3,656,888
Less: Stock award values reported for the covered year	1,795,397	267,861	361,360	689,961	1,843,952	2,693,771
Plus: Fair Value for stock awards granted in the covered year	1,652,021	315,881	426,143	599,565	1,444,874	2,095,356
Change in fair value of outstanding unvested stock awards from prior years	18,808	452,130	345,476	(325,462)	(160,356)	(555,462)
Change in fair value of stock awards from prior years that vested in the covered year	(65,400)	159,720	146,410	(36,252)	46,240	(31,608)
Compensation Actually Paid	$2,143,205	$1,377,902	$1,462,716	$826,322	$2,208,646	$2,471,403

	2020	2021	2022	2023	2024
	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)	(Non-PEO NEOs)
Summary Compensation Table Total Compensation	$928,296	$784,910	$1,086,204	$1,522,958	$1,880,412
Less: Stock award values reported for the covered year	479,510	313,624	585,216	921,607	1,227,432
Plus: Fair Value for stock awards granted in the covered year	442,943	367,540	508,544	722,145	954,761
Change in fair value of outstanding unvested stock awards from prior years	(107,151)	356,996	(322,684)	(136,740)	(326,662)
Change in fair value of stock awards from prior years that vested in the covered year	—	124,848	(55,012)	36,238	(25,261)
Compensation Actually Paid	$784,577	$1,320,670	$631,836	$1,222,994	$1,255,818

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net (loss) income during each of the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA during each of the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Performance Measures

The following list presents the financial performance measures for 2024 that the Company considers to be the most important in linking Compensation Actually Paid to its PEO and Non-PEO NEOs to Company performance.
•Revenue;
•Adjusted EBITDA; and
•Free Cash Flow.

Total Shareholder Return Amount	$ 56	79	96	145	100
Peer Group Total Shareholder Return Amount	79,000	76,000	78,000	105,000	100,000
Net Income (Loss)	$ (37,822,000)	$ (20,974,000)	$ 1,258,000	$ (16,260,000)	$ (32,944,000)
Company Selected Measure Amount	8,519,000	5,040,000	227,000	(182,000)	(5,871,000)
PEO Name	Mr. Bailey
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
David R Bailey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,656,888	$ 2,721,840	$ 1,278,432	$ 906,047
PEO Actually Paid Compensation Amount	2,471,403	2,208,646	826,322	1,462,716
David R Bailey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,693,771	1,843,952	689,961	361,360
David R Bailey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,095,356	1,444,874	599,565	426,143
David R Bailey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,462)	(160,356)	(325,462)	345,476
David R Bailey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,608)	46,240	(36,252)	146,410
Mark C. Throdahl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				718,032	$ 2,333,173
PEO Actually Paid Compensation Amount				1,377,902	2,143,205
Mark C. Throdahl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				267,861	1,795,397
Mark C. Throdahl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				315,881	1,652,021
Mark C. Throdahl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				452,130	18,808
Mark C. Throdahl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				159,720	(65,400)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,227,432	921,607	585,216	313,624	479,510
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,761	722,145	508,544	367,540	442,943
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,662)	(136,740)	(322,684)	356,996	(107,151)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,261)	$ 36,238	$ (55,012)	$ 124,848	$ 0